Group Information (Details) - Schedule of consolidated financial statements	12 Months Ended
Dec. 31, 2020
Cazoo Holdings Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Registered address and country of incorporation	41 Chalton Street, London, NW1 1JD, United Kingdom
Principal activities	Activities of other holding companies
Equity interest	100%
Cazoo Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Principal activities	Sale of used cars and light motor vehicles
Equity interest	– 61,600,000 Ordinary shares – 100% – 30,250,000 Series A shares – 100% – 29,411,765 Series B shares – 100% – 23,470,589 Series C shares – 100%
Cazoo Properties Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Principal activities	Activities of other holding companies
Equity interest	100,000 Ordinary shares – 100%
Imperial Car Supermarkets Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Principal activities	Sale of used cars and light motor vehicles
Equity interest	900 Ordinary shares – 100%
Imperial Cars of Swanwick Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Principal activities	Sale of used cars and light motor vehicles
Equity interest	1000 Ordinary shares – 100%
Carsaz Limited [Member]
Group Information (Details) - Schedule of consolidated financial statements [Line Items]
Principal activities	Sale of used cars and light motor vehicles
Equity interest	25 Ordinary shares – 100%